CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21091

Curan Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2006

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the registrants semi-annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.


CURAN FUND, LLC

FINANCIAL STATEMENTS

June 30, 2006

(Unaudited)


CURAN FUND, LLC



______________________

TABLE OF CONTENTS
______________________


Financial Statements                          PAGES

	Statement of Assets and Liabilities	1

	Schedule of Investments in Securities	2 through 5

	Statement of Operations	6

	Statements of Changes in Members Capital (Net Assets)	7

	Notes to Financial Statements	8 through 13


                           CURAN FUND, LLC
                 STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2006
                           ______________


ASSETS
       Investment securities at fair value (cost  $2,088,133)	    $3,238,144
       Cash and cash equivalents                                     2,866,884
       Dividends receivable                                              8,871


				Total assets		             6,113,899

LIABILITIES
	Securities sold short at fair value (proceeds  $2,463,857)   3,053,064
	Member subscriptions received in advance		        29,309
	Dividends payable                                                7,597
	Expenses payable                                                 2,528

				Total liabilities		     3,092,498

NET ASSETS		                                            $3,021,401

MEMBERS CAPITAL (Net Assets)
	Represented by:
	   Capital subscriptions, net		                     2,445,868
           Accumulated increase in net assets from operations          575,533

				Total members capital (net assets)  $3,021,401


                               See accompanying notes.

                                  CURAN FUND, LLC
                        SCHEDULE OF INVESTMENTS IN SECURITIES
                                   June 30, 2006
                                  ______________


INVESTMENT SECURITIES
					                   % of
Common Stocks	                  Shares     Fair Value	Net Assets


Financial
       Diversified Financial
         JP Morgan Chase	  3,100	   $   130,200
         Citigroup                2,600        125,450
         AXA SA Sponsored ADR     3,273        107,289
                                               362,939    11.9 %
       Insurance
         St Paul Travelers        3,545        158,036
         American Intl Group      2,138        126,249
                                               284,285     9.3%
       Banking
         Washington Mutual        2,362        107,660
         Fremont General          4,410         81,850
                                               189,510     6.2 %
       Real Estate
         iSTAR Financial          3,360        126,840     4.2 %

Total, Financial                               963,574    31.6 %


Technology
       Consumer Electronics
          Nam Tai Electronics     7,643        170,974     5.6 %

       Wireless Communications
          Nokia Corp Sponsored ADR 5,380       108,999     3.6 %

       Software
          Microsoft Corp          2,720         63,376
          Electronic Arts*        1,000         43,040
                                               106,416     3.5 %

Total, Technology                              386,389    12.7 %


Healthcare
       Pharmaceuticals
          Merck                   1,668         60,765
          Pfizer                  2,350         55,155
                                               115,920     3.8 %
       Managed Care
          Wellpoint Health Networks* 1,564     113,812     3.7 %
          Biotechnology
          Amgen *                 1,420         92,626     3.0 %

Total, Healthcare                              322,358    10.5 %


      *Security did not pay a dividend during the previous twelve months.

                              See accompanying notes.

                                CURAN FUND, LLC
                SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                 June 30, 2006
                                 ______________


INVESTMENT SECURITIES (CONTINUED)
                                                                     % of
Common Stocks (Continued)               Shares         Fair Value  Net Assets

Transportation
       Railroads
          Genesee & Wyoming*             6,261	     $   222,078     7.3%

       Air Freight
          Federal Express                1,050           122,703     4.0 %

Total, Transportation                                    344,781     9.1 %


Consumer Staples
       Tobacco
          Carolina Group                 4,091           210,155
          Altria Group                   2,431           178,508
                                                         388,663    12.7 %
       Conglomerate
          Loews Corporation              5,514           195,471     6.4 %

       Media
          CBS                            1,367            36,977     1.2%

       Retail Distribution, hardline
          Handleman                      4,190            34,149     1.1 %

Total, Consumer Staples                                  655,260     8.7%


Basic Materials
       Oil and Gas
          Chesapeake Energy              3,550           107,387
          BP PLC Sponsored ADR           1,265            88,056
          Transocean, Inc.*                700            56,224

Total, Basic Materials                                   251,667     8.3 %


Consumer, Cyclical
       Retail, hardline
          Carmax*                        3,928           139,287     4.6 %

       Building Materials
          Masco                          2,900            85,956     2.8 %

Total, Consumer, Cyclical                                225,243     7.4 %


Utilities
       Electric
       American Electric Power           1,513            51,820

Total, Utilities                                          51,820     1.7 %


International Exchange Traded Funds
       Morgan Stanley India Fund           850            37,052

Total, International Exchange Traded Funds                37,052     1.2 %


Total investment securities (cost  $2,088,133)        $3,238,144   106.1%

        *Security did not pay a dividend during the previous twelve months.

                         ADR - American Depositary Receipt

                               See accompanying notes.

                                   CURAN FUND, LLC
                     SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                    June 30, 2006
                                   ______________



SECURITIES SOLD SHORT
                                                                % of
Common Stocks                          Shares    Fair Value Net Assets

Index
       Depositary Receipts
          S&P Depositary Receipts (SPDR) 13,565  $1,725,875
          Nasdaq 100 Shares             2,400        93,048

Total, Index                                      1,818,923    59.6 %


Consumer, Cyclical
       Retail, softline
          Hot Topic*                   11,425       131,502
          Bed, Bath & Beyond*           2,400        79,608
          Wal Mart Stores                 500        24,085
                                                    235,195     7.7 %
       Educational Services
          Strayer Education             1,115       108,289
          Apollo Group*                 1,600        82,672
                                                    190,961     6.3 %

       Building Materials
          Sherwin Williams              1,020        48,429     1.6 %

Total, Consumer, Cyclical                           474,585    15.6 %


Technology
       Retail, on line
          Amazon.com*                   2,300        88,964     2.9 %

       Internet, Search
          Google*                         200        83,866     2.8%

       Semiconductors
          Maxim Integrated Products     1,800        57,798     1.9 %

       Wireless Communications
          Research in Motion*             675        47,095     1.5 %

Total, Technology                                   277,723     9.1%


        *Security did not pay a dividend during the previous twelve months.

                               See accompanying notes.

                                  CURAN FUND, LLC
                  SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   June 30, 2006
                                   ______________


SECURITIES SOLD SHORT (CONTINUED)
                                                                       % of
Common Stocks (Continued)                  Shares        Fair Value Net Assets

Consumer Staples

       Restaurants
          Panera Bread*                   2,500       $    168,100
          P.F. Changs China Bistro*       2,195             83,454

Total, Consumer Staples                                    251,554     8.2 %


Transportation
       Air Freight
          UPS                              1,625           133,786     4.4 %

       Airlines
          JetBlue Airways*                 3,945            47,892     1.6 %

Total, Transportation                                      181,678     6.0 %


Healthcare
       Drug Delivery
          Nektar Therapeutics*             2,650            48,601

Total, Healthcare                                           48,601     1.6 %

Total securities sold short (proceeds $2,463,857)       $3,053,064   100.1 %


          *Security did not pay a dividend during the previous twelve months.

                                 See accompanying notes.

                                   CURAN FUND, LLC
                              STATEMENT OF OPERATIONS
                         For the Period Ended June 30, 2006
                                   ______________


INVESTMENT INCOME
	Interest                                              $    57,851
	Dividends (net of foreign withholding taxes of $1,398)     43,514

                       Total investment income                    101,365

EXPENSES
       Interest                                                     7,899
       Dividends                                                   17,575
       Adviser management fee                                      19,334
       Operating expenses                                           5,117

                       Total expenses                              49,925

                       Net investment income                       51,440

REALIZED AND UNREALIZED GAIN (LOSS)
       FROM INVESTMENTS
          Net realized loss on investments                        (85,345)
          Net change in unrealized appreciation                   269,761

	  Net realized and unrealized gain from investments       184,417

          Net increase in net assets from operations              235,857

          Less:  Incentive allocation to Adviser                  (41,541)

          Net increase in net assets from operations
             available for distribution to members           $    194,316


                          See accompanying notes.

                              CURAN FUND, LLC
            STATEMENTS OF CHANGES IN MEMBERS CAPITAL (NET ASSETS)
  For the Six Months Ended June 30, 2006 and the Year Ended December 31, 2005
                              ______________


	                                    Six Months Ended    Year Ended
                                                    June 30,   December 31,
                                                       2006           2005


Increase in net assets from operations
     Net investment income                         $  51,440     $  63,280
     Net realized loss on investments                (85,344)      (14,646)
     Net change in unrealized appreciation           269,761       185,827

       Net increase in net assets from operations    235,857       234,461

Proceeds from member subscriptions                     8,547       299,729
Repurchases of member interests
       (including transfers to affiliated funds)    (151,098)     (500,000)

          Total increase in net assets                93,306        34,190

Net assets
       Beginning of period                         2,928,095     2,893,905

       End of period                              $3,021,401    $2,928,095


                          See accompanying notes.

                             CURAN FUND, LLC
                      NOTES TO FINANCIAL STATEMENTS
                              June 30, 2006


Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Company

        Curan Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company
        Act of 1940 as a diversified, closed-end management investment company. The Companys investment objective is to provide investors with a high annual absolute return. The Company utilizes a value approach to its equity selection and remains market neutral by short selling 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years and is managed for tax efficiency. Prospero Capital Management LLC (the Adviser) serves as the Companys investment adviser.


B.	Method of Reporting

        The Companys financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


C.      Cash and Cash Equivalents

        Cash and cash equivalents includes cash and an investment in an independently managed money market fund.


D.	Investment Securities

        Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

        Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

                             CURAN FUND, LLC
                NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                              June 30, 2006


Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
	(CONTINUED)


E.	Risk of Financial Instruments

        The Company sells securities it does not own ("short sales") in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value some time in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale.

        Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Companys ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities.
        Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

        The Company currently clears all of its trades through one clearing broker. In the event this counterparty does not fulfill its obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty to these transactions. The Company attempts to minimize this risk by monitoring the creditworthiness of the clearing broker.


F.	Income Taxes

        The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Companys income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Companys taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.


G.	Capital Accounts

        The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee which is charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, are allocated among and credited to or debited against the capital accounts of all members (but not the Advisers Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.


Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
        LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors. The Advisers sole member serves on the Companys
        Board of Directors.

                           CURAN FUND, LLC
              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            June 30, 2006



Note 2.	ADVISER (CONTINUED)

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined for each member and charged on the first day of each calendar quarter.
        The Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the members capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser agreed to charge a lower incentive allocation rate to certain members, who were among the Advisers original investors.
        The Adviser earned an incentive allocation of $41,541 and $21,420 for the six months ended June 30, 2006 and the year ended December 31, 2005,respectively. The Adviser maintains a capital account in the Company (the Advisers Special Advisory Account), the balance of which was $96,885 as of June 30, 2006.

	The Adviser agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser and are effective as of the beginning of each quarter.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The
        Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser has recommended that the Company offer to repurchase member interests at the end of each calendar quarter and expects to continue to make such recommendations.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities for the six months ended June 30, 2006 were $431,692 and $529,219, respectively.
        At June 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2006, accumulated net unrealized appreciation on investments was $560,803, consisting of $1,278,731 gross unrealized appreciation and $717,928 gross unrealized depreciation.

                           CURAN FUND, LLC
               NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            June 30, 2006


Note 5.	FINANCIAL HIGHLIGHTS

        The following information presents the financial highlights of the Company for the six months ended June 30, 2006 and the years ended December 31, 2005, 2004, and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

	                                         Six Months Ended  Year Ended
                                                     June 30,      December 31,
                                                        2006         2005

Total return before incentive allocation to Adviser      8.42%(3)    8.67%
Incentive allocation to Adviser                         (1.55)%     (0.82)%

        Total return after incentive allocation to Adviser 6.87%       7.85%

Ratios to average net assets:
        Expenses prior to incentive allocation to Adviser  1.70%(4)    1.74%
        Incentive allocation to Adviser                    1.45%       0.73%

        Total expenses and incentive allocation to Adviser 3.15%      2.47%

        Net investment income(2)                           3.50%(4)    2.16%

Supplemental data:

      Net assets  June 30, 2006 and December 31, 2005  $3,021,401  $2,928,095

      Portfolio turnover rate                               6.9%(3)     7.3%

                               CURAN FUND, LLC
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                June 30, 2006


Note 5.	FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Year Ended   Year Ended
                                                     December 31,  December 31,
                                                          2004          2003

Total return before incentive allocation to Adviser	   2.23%      1.60%(1)
Incentive allocation to Adviser                           (0.11)%    (0.65)%

       Total return after incentive allocation to Adviser   2.12%     0.95%(1)

Ratios to average net assets:
       Expenses prior to incentive allocation to Adviser    1.72%     1.80%(1)
       Incentive allocation to Adviser                      0.10%     0.67%

          Total expenses and incentive allocation to Adviser 1.82%    2.47%(1)

       Net investment income(2)                              0.61%    0.47%(1)

Supplemental data:

       Net assets  December 31, 2004 and 2003           $2,893,905 $2,756,757

       Portfolio turnover rate                               28.6%    39.9%

                            CURAN FUND, LLC
               NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                             June 30, 2006



Note 5.	FINANCIAL HIGHLIGHTS (CONTINUED)


		                                           Period Ended
                                                           December 31,
                                                               2002

Total return before incentive allocation to Adviser       (2.00)% (1),(3)
Incentive allocation to Adviser                            0.00 %

        Total return after incentive allocation to Adviser(2.00)% (1)

Ratios to average net assets:
       Expenses prior to incentive allocation to Adviser    2.07% (1),(4)
       Incentive allocation to Adviser                      0.00%

        Total expenses and incentive allocation to Adviser  2.07% (1)

       Net investment income(2)                             0.27% (1),(4)

Supplemental data:

       Net assets  December 31, 2002                     $2,513,936

       Portfolio turnover rate                              63.2% (3)


Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual members total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.
______________________

(1)	Total returns and the ratios to average net assets include
        $5,000 of organization and offering costs that were reimbursed to the Adviser during the year ended December 31, 2003 and during the period ended December 31, 2002, respectively. The reimbursement of organization and offering costs resulted in a decrease in total returns of 0.18% and 0.27% and an increase of 0.18% and 0.49% in the expense ratio for the year ended December 31, 2003 and for the period ended
        December 31, 2002, respectively.

(2)	Excludes incentive allocation to Adviser.

(3)	Not annualized.

(4)	Annualized.

ITEM 2. CODE OF ETHICS.
  Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
 Not Applicable.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.
 Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.
 Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
 Not applicable (contained in Item 1).

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES
 Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
 There have not been any changes to the Portfolio Manager(s) listed in the Registrants most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
 Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes have been made to Registrants procedures by which security holders may recommend nominees to the Registrants board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

           (a)	The Registrants principal executive officer
and principal financial officer have evaluated the Registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the Registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

             (a)(1)   Not Applicable.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  August 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  August 29, 2006

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  August 29, 2006